AngloGold Limited Share Incentive Scheme and Plans (Details) In Millions, except Share data, unless otherwise specified	12 Months Ended					12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 ZAR	May 07, 2010	Dec. 31, 2011 Price Range One [Member] ZAR	Dec. 31, 2011 Price Range Two [Member] ZAR	Dec. 31, 2011 Time Related Options [Member] ZAR number	Dec. 31, 2010 Time Related Options [Member] ZAR number	Dec. 31, 2009 Time Related Options [Member] ZAR number	Dec. 31, 2011 Performance Related Options [Member] ZAR number	Dec. 31, 2010 Performance Related Options [Member] ZAR number	Dec. 31, 2009 Performance Related Options [Member] ZAR number	Dec. 31, 2011 Time And Performance Related Options [Member]	Dec. 31, 2011 Bonus Share Plan [Member] ZAR number	Dec. 31, 2010 Bonus Share Plan [Member] ZAR number	Dec. 31, 2009 Bonus Share Plan [Member] ZAR number	Dec. 31, 2008 Bonus Share Plan [Member] ZAR	Dec. 31, 2011 Long-Term Incentive Plan [Member] ZAR number	Dec. 31, 2010 Long-Term Incentive Plan [Member] ZAR number	Dec. 31, 2009 Long-Term Incentive Plan [Member] ZAR number	Dec. 31, 2008 Long-Term Incentive Plan [Member] ZAR	Dec. 31, 2011 Bonus Share Plan And Long Term Incentive Plan [Member] USD ($) number	Dec. 31, 2010 Bonus Share Plan And Long Term Incentive Plan [Member] USD ($) number	Dec. 31, 2009 Bonus Share Plan And Long Term Incentive Plan [Member] USD ($) number	Dec. 31, 2011 Employee Share Ownership Plan [Member] USD ($) number	Dec. 31, 2011 Employee Share Ownership Plan [Member] ZAR	Dec. 31, 2010 Employee Share Ownership Plan [Member] USD ($) number	Dec. 31, 2010 Employee Share Ownership Plan [Member] ZAR	Dec. 31, 2009 Employee Share Ownership Plan [Member] USD ($) number	Dec. 31, 2009 Employee Share Ownership Plan [Member] ZAR	Dec. 31, 2008 Employee Share Ownership Plan [Member] ZAR	Dec. 31, 2007 Employee Share Ownership Plan [Member] ZAR	Dec. 31, 2006 Employee Share Ownership Plan [Member] ZAR	Dec. 31, 2011 Employee Share Ownership Plan [Member] Bokamoso Esop [Member] ZAR	Dec. 31, 2011 Employee Share Ownership Plan [Member] Izingwe [Member] ZAR	Dec. 31, 2011 E Ordinary Shares [Member] ZAR number	Dec. 31, 2010 E Ordinary Shares [Member] ZAR number	Dec. 31, 2009 E Ordinary Shares [Member] ZAR number	Dec. 31, 2008 E Ordinary Shares [Member] ZAR	Dec. 31, 2007 E Ordinary Shares [Member] ZAR	Dec. 31, 2006 E Ordinary Shares [Member] ZAR	Dec. 31, 2011 Ghana Employee Share Ownership Plan [Member] USD ($)	Dec. 31, 2010 Ghana Employee Share Ownership Plan [Member] USD ($)	Dec. 31, 2009 Ghana Employee Share Ownership Plan [Member] USD ($)	Apr. 29, 2009 Ghana Employee Share Ownership Plan [Member] USD ($)
Employee Service Share Based Compensation Aggregate Disclosures [Abstract]
Number of shares authorized (Number of shares)					17,000,000
Maximum aggregate number of shares acquired by any one participant (Percent)				5.00%
Maximum aggregate number of shares acquired by any one participant (Number of shares)	850,000	850,000
Unallocated balance of shares subject to the Share Incentive Scheme (Number of shares)		11,398,904		10,075,485
Number of schemes				six
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Compensation cost recognized	$ 54	$ 59	$ 41																				$ 42	$ 45	$ 27	$ 12		$ 12		$ 12													$ 0	$ 2	$ 2
Unrecognized compensation cost related to unvested awards																							27	23	18	9		8		16
Unrecognized compensation cost, period for recognition (years)																							2	2	2	3	3	3	3	4	4
Black economic empowerment transaction restructuring costs for Izingwe Holdings (Proprietary) Limited	7	0	0
Liability recognized in the consolidated balance sheet in respect of unexercised rights																																											1	2
Share-based Payment Awards, Additional General Disclosures [Abstract]
Common shares issued in terms of Share Incentive Scheme (Number of shares)														221,429	466,849				201,315
Options exercised after year end (Number of shares)														9,847
Award requisite service period (Years)											three				three				three	three	three	three
Award vesting period, maximum (Years)											ten
Bonus Share Plan, Vesting Conditions [Abstract]
Bonus Share Plan Awards, Vesting after One year (Percent)																		40.00%
Bonus Share Plan Awards, Vesting after Two years (Percent)																		60.00%
Bonus Share Plan, Additional Awards Granted (Percent)																		20.00%
Options, Outstanding [Roll Forward]
Options outstanding at January 1, (Number of shares)								1,000			392,000
Options Exercised (Number of shares)								(1,000)			(221,000)
Options Forfeited (Terminations) (Number of shares)											0
Options outstanding at December 31, (Number of shares)								0	1,000		171,000	392,000
Options exercisable at December 31, (Number of shares)								0			171,000
Options, Weighted Average Exercise Price [Abstract]
Options outstanding at January 1, (ZAR per share)								194			242
Options Exercised (ZAR per share)								194			249
Options Forfeited (Terminations) (ZAR per share)											0
Options outstanding at December 31, (ZAR per share)								0	194		232	242
Options exercisable at December 31, (ZAR per share)								0			232
Summary of the salient features of options [Abstract]
Total intrinsic value of options outstanding at period end (R millions)								0	0	5	19	33	42
Intrinsic value of options exercised (R millions)								0	5	15	17	17	49
Weighted average remaining contractual term (years)								0	1	1	2	3	4
Amount Less Than A Million								Less than R1 million.	Less than R1 million.																													Less than R1 million.	Less than R1 million.				Less than a million
Equity Instruments Other than Options, Additional Disclosures [Abstract]
Calculated fair value (ZAR per share)															340.00	280.90	293.99	267.05	340.00	280.90	293.99	267.05					306.99					188.00	306.00	320.00			49.57			13	79	105.00
Total intrinsic value of awards outstanding at period end (R millions)															627	508	397		681	522	387						112		142		204						43	0	0
Intrinsic value of awards exercised (R millions)															153	146	75		66	26	22						51		72		58						6	0	0
Weighted average remaining contractual term (years)															6	7	7		6	7	7					1	1	1	1	2	2						1	1	2
Awards, Outstanding [Roll Forward]
Awards outstanding at January 1, (Number of shares)															1,552,000				1,600,000							435,000	435,000										1,686,000						49,000
Awards Granted (Number of shares)															821,000				686,000							49,000	49,000										769,000
Awards Exercised (Number of shares)															(467,000)				(201,000)							(157,000)	(157,000)																(24,000)
Awards Forfeited (Terminations) (Number of shares)															(81,000)				(103,000)							(16,000)	(16,000)										(62,000)						(1,000)
Awards Reallocated (Number of shares)																										16,000	16,000										62,000
Awards Cancelled (Number of shares)																																					(408,000)
Awards converted (Number of shares)																																					(514,000)
Awards outstanding at December 31, (Number of shares)															1,825,000	1,552,000			1,982,000	1,600,000						327,000	327,000	435,000	435,000								1,533,000	1,686,000					24,000	49,000
Awards exercisable at December 31, (Number of shares)															681,000				242,000							0	0										0						0
Awards, Weighted Average Exercise Price [Abstract]
Awards outstanding at January 1, (ZAR per share)																																					366
Awards granted (ZAR per share)																																					320
Awards Reallocated (ZAR per share)																																					333
Awards Forfeited (Terminations) (ZAR per share)																																					333
Awards Cancelled (ZAR per share)																																					320
Awards converted (ZAR per share)																																					315
Awards outstanding at December 31, (ZAR per share)																																					315	366
Awards exercisable at December 31, (ZAR per share)																																					0
Long Term Incentive Plan [Abstract]
Long Term Incentive Plan Two Shareholder Returns (Percent)																			30.00%	30.00%	30.00%	30.00%
Long Term Incentive Plan Two Adjusted EPS (Percent)																			30.00%	30.00%	30.00%	30.00%
Long Term Incentive Plan Two Strategic Performance Measures (Percent)																			40.00%	40.00%	40.00%	40.00%
Employee Share Ownership Plan [Abstract]
Employee Stock Ownership Plan E S O P Restructuring Tranches (Tranches)																										two tranches	two tranches
Employee Stock Ownership Plan E S O P Restructuring Strike Price (ZAR per share)																																			320.00	330.00
Dividend Payment Percentage To E Ordinary Shareholders In Cash (Percent)	50.00%																									50.00%	50.00%
Dividend Payment Percentage To E Ordinary Shareholders To Reduce Exercise (Percent)	50.00%																									50.00%	50.00%
Employee Stock Ownership Plan E S O P Restructuring Additional Time Period [Years]																										One year	One year
Employee Stock Ownership Plan E S O P Restructuring Minimum Payout (ZAR per share)																																			40.00	40.00
Employee Stock Ownership Plan E S O P Restructuring Maximum Payout																																			90.00	70.00
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Incremental Compensation Cost (ZAR per share)																											29.14
Share-based Arrangements with Employees and Nonemployees [Abstract]
Share Based Compensation Arrangement By Share Based Payment Award Incremental Compensation Cost Including Cash Costs Recognized																										$ 12		$ 0
The award of free ordinary shares to the employees [Abstract]
E Ordinary Shares Cancellation Period (Years)																																										six
E Ordinary Shares Start Cancellation Period																																										third
Risk-free interest rate (Percent)																																					6.63%			7.00%	7.00%	7.00%
Dividend yield (Percent)																																					0.99%			1.39%	2.06%	2.30%
Volatility factor of market share price (Percent)																																					33.50%			35.00%	33.00%	36.00%
Initial Grant Price (ZAR per share)																																								288
Restructured Grant Price (ZAR per share)																																					320
Cash Settled Share Incentive Scheme [Abstract]
Share Appreciation Rights Entitlement (Number of shares)																																													20
Share Appreciation Rights, Number of Tranches																																													four
Share Appreciation Rights, Share Price On Date of Issue (USD per share)																																														$ 32.15
Share Appreciation Rights, Share Price On Payment of First Tranche (USD per share)																																													$ 28.46
Share Appreciation Rights, Share Price On Payment of Second Tranche (USD per share)																																												$ 39.50
Share Appreciation Rights, Share Price On Payment of Third Tranche (USD per share)																																											$ 49.24
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range Lower Range Limit (ZAR per Share)						144	212
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range Upper Range Limit (ZAR per Share)						211	300
Quantity of options within range (Number of shares)				171,000		28,000	143,000
Weighted average exercise prices (ZAR per share)				235		194	243
Weighted average contractual life (Years)				1.6		2.0	1.5
Share based Compensation Arrangement By Share based Payment Award Time Related Options Outstanding [Abstract]
Time Related Options, Exercise Period (Years)	five
Time Related Options, Vesting in Year 2 (Percent)	20.00%
Time Related Options, Vesting in Year 3 (Percent)	20.00%
Time Related Options, Vesting in Year 4 (Percent)	20.00%
Time Related Options, Vesting in Year 5 (Percent)	40.00%